Trade Accounts Receivable, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable, Net [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 11 — TRADE ACCOUNTS RECEIVABLE, NET

For the three months ended March 31, 2022 and the fiscal year ended December 31, 2021, accounts receivable were comprised of the following:

	March 31, 2022	December 31, 2021

Trade accounts receivable	$17,153	$20,485
Allowance for doubtful accounts	(2,738)	(2,606)
	$14,415	$17,879

Movement of allowance for doubtful accounts the three months ended March 31, 2022 and the fiscal year ended December 31, 2021 are as follows:

	March 31, 2022	December 31, 2021

Beginning balance	$2,606	$5
Provision	118	2,574
Exchange fluctuation	14	32
Decrease due to deconsolidation of Micronet	—	(5)
	$2,738	$2,606

NOTE 16 — TRADE ACCOUNTS RECEIVABLE, NET

For the year ended December 31, 2021 and the year ended December 31, 2020, accounts receivable were comprised of the following:

(USD in thousands)	December 31, 2021	December 31, 2020
Trade accounts receivable	$20,485	$528
Allowance for doubtful accounts	(2,606)	(5)
	$17,879	$523

Movement of allowance for doubtful accounts for the fiscal year ended December 31, 2021 and the fiscal year ended December 31, 2020 are as follows:

(USD in thousands)	December 31, 2021	December 31, 2020
Beginning balance	$5	$116
Provision (recovery)	2,574	(111)
Exchange fluctuation	32
Decrease due to deconsolidation of Micronet	(5)	—
	$2,606	$5